Document and Entity Information	Aug. 20, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	JPMORGAN CHASE & CO
Amendment Flag	false
Entity Central Index Key	0000019617
Document Type	8-K
Document Period End Date	Aug. 20, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-05805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	383 Madison Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	(212)
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Common stock
Trading Symbol	JPM
Depositary Shares representing interests in shares of 5.45% Non-Cumulative P [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 5.45% Non-Cumulative Preferred Stock Series P
Trading Symbol	JPM PR A
Depositary Shares, One-Four Hundredth Interest in a Share of 6.30% Non-Cumulative Preferred Stock, Series W [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 6.30% Non-Cumulative Preferred Stock Series W
Trading Symbol	JPM PR E
Depositary Shares, One-Four Hundredth Interest in a Share of 6.125% Non-Cumulative Preferred Stock, Series Y [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 6.125% Non-Cumulative Preferred Stock Series
Trading Symbol	JPM PR F
Depositary Shares, One-Four Hundredth Interest in a Share of 6.10% Non-Cumulative Preferred Stock, Series AA [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 6.10% Non-Cumulative Preferred Stock Series
Trading Symbol	JPM PR G
Depositary Shares, One-Four Hundredth Interest in a Share of 6.15% Non-Cumulative Preferred Stock, Series BB [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 6.15% Non-Cumulative Preferred Stock Series
Trading Symbol	JPM PR H
Depositary Shares, One-Four Hundredth Interest in a Share of 5.75% Non-Cumulative Preferred Stock, Series DD [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 5.75% Non-Cumulative Preferred Stock Series
Trading Symbol	JPM PR D
Depositary Shares, One-Four Hundredth Interest in a Share of 6.00% Non-Cumulative Preferred Stock, Series EE [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Depositary Shares representing interests in shares of 6.00% Non-Cumulative Preferred Stock Series
Trading Symbol	JPM PR C
Alerian MLP Index ETNs Due May 24, 2024 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
Title of 12(b) Security	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Guarantee of Callable Ste-Up Fixed Rate Notes Due April 26, 2028 of JPMorgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Guarantee of Callable Step-Up FRNs due April 26, 2028 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/28
Guarantee of Cushing 30 MLP Index ETNs Due June 15, 2037 of JPMorgan Chase Financial Company LLC [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSEArca
Title of 12(b) Security	Guarantee of Cushing 30 MLP Index ETNs due June 15, 2037 of JPMorgan Chase Financial Company LLC
Trading Symbol	PPLN